NET LOSS PER SHARE - basic and diluted net loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
NET LOSS PER SHARE
Net loss	$ (82,553)	$ (17,471)	$ (156,124)	$ (59,414)
Less:Deemed dividend to preferred stockholders			9,484	5,353
Net loss attributable to common stockholders	$ (82,553)	$ (26,955)	$ (165,608)	$ (64,767)
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, basic and diluted	12,263,160	9,075,646	9,474,749	10,703,380
Net loss per share attributable to common stockholders, basic and diluted	$ (6.73)	$ (2.97)	$ (17.48)	$ (6.05)